Condensed Financial Information of Registrant (Details 3) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Loans to Subsidiaries
Loans to subsidiaries	$ 0		$ 1,275
Loans to Subsidiaries - Surplus Note MLIC $775 Million Maturing Dec 2011 [Member]
Loans to Subsidiaries
Loans to Subsidiaries Instrument, Interest Rate Terms	Six-month LIBOR	6-month LIBOR
Loans to Subsidiaries Instrument, Basis Spread on Variable Rate	1.80%	1.80%
Loans to Subsidiaries Instrument, Maturity Date	December 31, 2011
Loans to subsidiaries	0	775	775
Loans to Subsidiaries - MLIC $400 Million Maturing Dec 2032 [Member]
Loans to Subsidiaries
Loans to Subsidiaries Instrument, Interest Rate Stated Percentage	7.13%
Loans to Subsidiaries Instrument, Maturity Date	December 15, 2032
Loans to subsidiaries	0		400
Loans to Subsidiaries - MLIC $100 Million Maturing Jan 2033 [Member]
Loans to Subsidiaries
Loans to Subsidiaries Instrument, Interest Rate Stated Percentage	7.13%
Loans to Subsidiaries Instrument, Maturity Date	January 15, 2033
Loans to subsidiaries	$ 0		$ 100